Segment Reporting Capital Expenditures by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Segment Reporting Information [Line Items]
Capital expenditures	$ 768	$ 826	$ 1,194
United States
Segment Reporting Information [Line Items]
Capital expenditures	393	388	764
International
Segment Reporting Information [Line Items]
Capital expenditures	283	360	311
Canada
Segment Reporting Information [Line Items]
Capital expenditures	27	21	42
General corporate expenses
Segment Reporting Information [Line Items]
Capital expenditures	$ 65	$ 57	$ 77